Expense Example, No Redemption - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - Fidelity Advisor Strategic Income Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor Strategic Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 496
3 Years	700
5 Years	920
10 Years	1,553
Fidelity Advisor Strategic Income Fund - Class C
Expense Example, No Redemption:
1 Year	176
3 Years	545
5 Years	939
10 Years	1,842
Fidelity Advisor Strategic Income Fund - Class M
Expense Example, No Redemption:
1 Year	495
3 Years	697
5 Years	915
10 Years	1,542
Fidelity Advisor Strategic Income Fund - Class I
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	894
Fidelity Advisor Strategic Income Fund - Class Z
Expense Example, No Redemption:
1 Year	63
3 Years	199
5 Years	346
10 Years	$ 774